Federated Hermes Short-Term Income Fund
Portfolio of Investments
July 31, 2021 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—43.9%
		Basic Industry - Metals & Mining—0.2%
$ 5,000,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	$5,042,498
		Capital Goods - Aerospace & Defense—1.3%
6,830,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	7,007,724
3,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	3,188,688
1,920,000	[1]	General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	1,945,547
7,500,000		Leidos, Inc., Unsecd. Note, 144A, 2.950%, 5/15/2023	7,812,541
8,000,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 0.650%, 4/1/2023	8,004,868
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,660,074
		TOTAL	30,619,442
		Capital Goods - Construction Machinery—0.6%
2,200,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	2,259,982
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,970,207
3,550,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	3,560,153
6,000,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.450%, 6/7/2024	5,993,802
		TOTAL	13,784,144
		Capital Goods - Diversified Manufacturing—1.3%
6,550,000		3M Co., Sr. Unsecd. Note, 1.750%, 2/14/2023	6,700,823
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	3,108,580
13,000,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	13,001,920
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,061,574
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	784,486
1,820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	1,821,838
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,491,267
1,585,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,692,442
		TOTAL	31,662,930
		Communications - Cable & Satellite—0.4%
10,335,000	[2]	Comcast Corp., Sr. Unsecd. Note, 0.756% (3-month USLIBOR +0.630%), 4/15/2024	10,462,494
		Communications - Media & Entertainment—0.5%
2,940,000		Alphabet, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2025	2,924,826
870,000		Fox Corp., Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	884,199
3,225,000	[2]	Walt Disney Co., Sr. Unsecd. Note, 0.385% (3-month USLIBOR +0.250%), 9/1/2021	3,225,874
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	5,169,953
		TOTAL	12,204,852
		Communications - Telecom Wireless—0.7%
7,815,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	7,811,624
10,000,000	[2]	Vodafone Group PLC, Sr. Unsecd. Note, 1.116% (3-month USLIBOR +0.990%), 1/16/2024	10,165,696
		TOTAL	17,977,320
		Communications - Telecom Wirelines—0.8%
960,000	[2]	AT&T, Inc., Sr. Unsecd. Note, 0.690% (Secured Overnight Financing Rate +0.640%), 3/25/2024	962,315
4,000,000	[2]	AT&T, Inc., Sr. Unsecd. Note, 1.299% (3-month USLIBOR +1.180%), 6/12/2024	4,101,987
5,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.840%, 3/20/2026	5,090,256
10,300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	10,248,983
		TOTAL	20,403,541
		Consumer Cyclical - Automotive—2.6%
2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/12/2024	1,995,858

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.650%, 9/8/2023	$5,029,512
4,285,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	4,298,949
3,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	3,051,335
1,760,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	1,931,214
3,630,000	[2]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.683% (3-month USLIBOR +1.550%), 1/14/2022	3,650,827
2,125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	2,257,028
2,665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.200%, 3/20/2023	2,859,231
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.800%, 10/15/2025	6,112,778
2,965,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	3,040,931
5,000,000	[2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 0.765% (3-month USLIBOR +0.630%), 9/21/2021	5,002,042
3,200,000	[2]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.285% (3-month USLIBOR +0.125%), 8/13/2021	3,200,221
5,000,000	[2]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.809% (3-month USLIBOR +0.690%), 1/11/2022	5,014,528
3,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.150%, 5/26/2022	3,024,602
7,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	7,039,380
1,200,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.500%, 9/24/2021	1,203,779
4,020,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	4,099,001
		TOTAL	62,811,216
		Consumer Cyclical - Retailers—0.0%
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 3/1/2022	1,018,067
		Consumer Cyclical - Services—0.7%
10,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.450%, 5/12/2024	10,004,351
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	1,960,966
1,800,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,827,804
3,555,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	3,798,962
		TOTAL	17,592,083
		Consumer Non-Cyclical - Food/Beverage—1.2%
7,345,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 0.500%, 5/5/2023	7,347,154
1,500,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	1,502,743
1,390,000	[2]	General Mills, Inc., Sr. Unsecd. Note, 1.144% (3-month USLIBOR +1.010%), 10/17/2023	1,409,333
1,110,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 0.697%, 9/15/2022	1,112,012
1,460,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	1,462,319
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,138,065
5,450,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	5,472,947
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	2,004,808
3,385,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	3,573,593
		TOTAL	30,022,974
		Consumer Non-Cyclical - Health Care—0.6%
4,500,000	[2]	Becton Dickinson & Co., Sr. Unsecd. Note, 1.161% (3-month USLIBOR +1.030%), 6/6/2022	4,535,171
6,250,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	6,395,961
4,075,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	4,075,837
		TOTAL	15,006,969
		Consumer Non-Cyclical - Pharmaceuticals—2.1%
4,705,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,652,585
5,000,000	[2]	AstraZeneca PLC, Sr. Unsecd. Note, 0.748% (3-month USLIBOR +0.620%), 6/10/2022	5,025,866
4,550,000	[2]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.129% (3-month USLIBOR +1.010%), 12/15/2023	4,612,448
1,770,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	1,771,875
5,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	5,001,115
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	4,110,277
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,489,422
5,255,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 0.750%, 9/29/2023	5,257,993

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$ 2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	$2,521,465
2,790,000		Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.200%, 9/2/2025	2,792,737
9,700,000		Zoetis, Inc., Sr. Unsecd. Note, 4.500%, 11/13/2025	11,065,624
		TOTAL	50,301,407
		Consumer Non-Cyclical - Products—0.6%
11,015,000		Procter & Gamble Co., Sr. Unsecd. Note, 0.550%, 10/29/2025	10,959,122
2,615,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,622,201
		TOTAL	13,581,323
		Consumer Non-Cyclical - Tobacco—0.4%
5,600,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	5,660,363
3,635,000		Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	3,689,053
		TOTAL	9,349,416
		Energy - Independent—0.7%
9,600,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	9,904,398
5,320,000	[2]	Occidental Petroleum Corp., Sr. Unsecd. Note, 1.606% (3-month USLIBOR +1.450%), 8/15/2022	5,292,715
2,675,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 0.750%, 1/15/2024	2,675,995
		TOTAL	17,873,108
		Energy - Integrated—1.3%
4,050,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.937%, 4/6/2023	4,223,202
3,430,000		Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.687%, 8/12/2025	3,420,925
4,565,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	4,646,534
4,740,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	5,092,816
5,780,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	5,782,077
1,675,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	1,741,863
7,000,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.600%, 12/1/2024	7,575,809
		TOTAL	32,483,226
		Energy - Midstream—0.5%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,690,527
4,200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	4,267,616
6,000,000	[2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 1.406% (3-month USLIBOR +1.280%), 1/15/2023	6,083,154
		TOTAL	12,041,297
		Energy - Oil Field Services—0.1%
2,380,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	2,563,389
		Energy - Refining—1.2%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	9,018,813
12,145,000		Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	12,156,684
6,085,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	6,141,258
2,145,000		Valero Energy Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	2,222,511
		TOTAL	29,539,266
		Financial Institution - Banking—13.3%
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,894,765
2,000,000	[2]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 0.639% (3-month USLIBOR +0.490%), 11/21/2022	2,013,131
9,000,000	[2]	Bank of America Corp., Sr. Unsecd. Note, 1.125% (3-month USLIBOR +1.000%), 4/24/2023	9,058,398
4,000,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	4,141,903
2,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.536%, 5/28/2024	2,503,750
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.810%, 10/24/2024	3,012,052
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,602,157
3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	4,242,521
10,000,000		Bank of Montreal, Sr. Unsecd. Note, 0.450%, 12/8/2023	10,007,333

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 5,000,000	[2]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 0.372% (Secured Overnight Financing Rate +0.320%), 7/9/2024	$5,006,672
7,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	7,006,594
2,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.850%, 1/27/2023	2,048,894
3,880,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 0.550%, 9/15/2023	3,897,769
6,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.650%, 7/31/2024	6,008,607
5,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 1.625%, 5/1/2023	5,117,913
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,293,979
5,000,000		BPCE SA, Sub., 144A, 5.700%, 10/22/2023	5,525,180
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.500%, 12/14/2023	4,997,077
3,260,000	[2]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.850% (Secured Overnight Financing Rate +0.800%), 3/17/2023	3,293,929
2,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	2,021,277
1,920,000	[2]	Citigroup, Inc., Sr. Unsecd. Note, 0.901% (Secured Overnight Financing Rate +0.870%), 11/4/2022	1,924,110
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 0.981%, 5/1/2025	5,028,663
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	2,976,553
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	3,098,023
3,450,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	3,624,581
1,945,000		Citizens Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	1,971,405
7,000,000		Credit Suisse AG of New York, Sr. Unsecd. Note, 0.495%, 2/2/2024	6,986,889
760,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 1.800%, 1/30/2023	777,030
6,285,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	6,392,679
4,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.474%, 3/8/2023	4,003,879
2,000,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.900% (3-month USLIBOR +0.750%), 2/23/2023	2,017,887
5,000,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.908% (3-month USLIBOR +0.780%), 10/31/2022	5,008,113
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 0.627%, 11/17/2023	2,501,456
10,000,000	[2]	HSBC Holdings PLC, Sr. Unsecd. Note, 1.155% (3-month USLIBOR +1.000%), 5/18/2024	10,133,776
7,835,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	7,888,517
2,145,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	2,178,211
1,610,000		Huntington National Bank, Sr. Unsecd. Note, 1.800%, 2/3/2023	1,645,098
1,100,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	1,118,623
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	4,974,317
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	10,197,566
3,000,000	[2]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.765% (3-month USLIBOR +0.610%), 5/18/2022	3,014,505
5,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	5,024,370
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.731%, 4/5/2024	3,010,700
4,345,000	[2]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.750% (Secured Overnight Financing Rate +0.700%), 1/20/2023	4,357,271
705,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	705,762
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.529%, 1/25/2024	3,001,544
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	1,858,689
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	900,132
1,470,000	[2]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.756% (Secured Overnight Financing Rate +0.710%), 12/9/2022	1,481,464
2,470,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	2,512,963
4,120,000		National Australia Bank Ltd., Sr. Unsecd. Note, 1.875%, 12/13/2022	4,218,075
7,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	7,696,152
4,430,000		NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.800%, 8/12/2024	4,427,666
9,000,000	[2]	PNC Bank National Association, Sr. Unsecd. Note, 0.553% (3-month USLIBOR +0.430%), 12/9/2022	9,013,395
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,931,183
3,260,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	3,417,972
4,630,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	4,937,090
5,000,000	[2]	Royal Bank of Canada, Sr. Unsecd. Note, 0.410% (Secured Overnight Financing Rate +0.360%), 7/29/2024	5,011,003
5,000,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.425%, 1/19/2024	5,005,148

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 4,000,000	[2]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.848% (3-month USLIBOR +0.730%), 2/1/2022	$4,015,286
2,915,000		Royal Bank of Canada, Sr. Unsecd. Note, Series MTN, 0.500%, 10/26/2023	2,922,821
8,000,000		Societe Generale SA, 144A, 1.488%, 12/14/2026	7,978,017
4,250,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991%, 1/12/2025	4,249,843
1,605,000		State Street Corp., Sr. Unsecd. Note, Series WI, 2.825%, 3/30/2023	1,632,740
905,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	904,663
5,000,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.450%, 9/11/2023	5,009,221
3,000,000	[2]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.766% (3-month USLIBOR +0.590%), 8/2/2022	3,000,000
3,200,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	3,260,294
13,453,000	[2]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 0.446% (Secured Overnight Financing Rate +0.400%), 6/9/2025	13,470,327
12,000,000	[2]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 0.258% (3-month BSBY +0.170%), 6/2/2023	12,011,412
8,000,000	[2]	UBS AG London, Sr. Unsecd. Note, 144A, 0.391% (Secured Overnight Financing Rate +0.360%), 2/9/2024	8,031,428
2,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 1.750%, 4/21/2022	2,020,104
2,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 0.805%, 5/19/2025	2,505,538
2,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.082%, 9/9/2022	2,003,793
5,000,000	[2]	Westpac Banking Corp., Sr. Unsecd. Note, 0.689% (3-month USLIBOR +0.570%), 1/11/2023	5,038,673
		TOTAL	321,720,521
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
5,000,000	[2]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 0.556% (3-month USLIBOR +0.430%), 11/1/2021	5,003,658
		Financial Institution - Finance Companies—1.0%
6,195,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	6,163,350
1,820,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	1,840,756
1,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,556,589
4,750,000	[2]	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.484% (3-month USLIBOR +0.350%), 12/15/2022	4,755,804
8,745,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	8,723,568
		TOTAL	23,040,067
		Financial Institution - Insurance - Health—0.4%
5,000,000		Anthem, Inc., Sr. Unsecd. Note, 0.450%, 3/15/2023	5,007,385
2,760,000		CIGNA Corp., Sr. Unsecd. Note, 0.613%, 3/15/2024	2,761,590
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	2,034,577
		TOTAL	9,803,552
		Financial Institution - Insurance - Life—1.9%
6,000,000		AIG Global Funding, Sec. Fac. Bond, 144A, 0.900%, 9/22/2025	5,970,187
1,910,000		AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	1,910,925
2,270,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	2,290,678
5,000,000		Met Life Glob Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	4,998,726
1,190,000		Met Life Glob Funding I, Sr. Secd. Note, 144A, 2.650%, 4/8/2022	1,210,173
1,460,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	1,460,929
1,250,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	1,274,390
4,000,000		Met Life Real Estate Investments, Sec. Fac. Bond, 144A, 3.450%, 10/9/2021	4,024,084
3,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 0.400%, 10/21/2023	3,007,936
3,000,000	[2]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.648% (3-month USLIBOR +0.520%), 6/10/2022	3,013,958
2,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	2,397,190
4,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	4,018,802
10,370,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	10,383,730
		TOTAL	45,961,708
		Financial Institution - Insurance - P&C—0.4%
7,635,000		Allstate Corp., Sr. Unsecd. Note, 0.750%, 12/15/2025	7,627,815
1,000,000	[2]	HSB Group, Inc., Company Guarantee, Series B, 1.036% (3-month USLIBOR +0.910%), 7/15/2027	908,237
		TOTAL	8,536,052

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—2.1%
$ 6,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	$6,054,298
3,270,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	3,326,275
4,165,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	4,310,633
1,430,000		Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	1,607,407
2,500,000		Dell International LLC / EMC Corp., 4.000%, 7/15/2024	2,715,186
2,985,000		Dell International LLC / EMC Corp., 5.850%, 7/15/2025	3,515,893
4,545,000	[2]	Equifax, Inc., Sr. Unsecd. Note, Series FRN, 1.026% (3-month USLIBOR +0.870%), 8/15/2021	4,546,381
2,650,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 0.375%, 3/1/2023	2,651,856
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	2,091,892
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,693,411
1,535,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	1,583,260
2,290,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 0.900%, 6/1/2023	2,298,984
12,355,000		VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	12,396,414
		TOTAL	49,791,890
		Transportation - Airlines—0.2%
5,385,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	5,771,758
		Transportation - Services—0.5%
2,555,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	2,550,507
3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	3,099,082
2,560,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,746,059
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	3,228,371
		TOTAL	11,624,019
		Utility - Electric—4.8%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,535,656
4,670,000	[2]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 0.606% (3-month USLIBOR +0.480%), 11/1/2023	4,673,445
2,810,000		Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	3,028,627
7,585,000	[2]	CenterPoint Energy Resources Corp., Sr. Unsecd. Note, 0.631% (3-month USLIBOR +0.500%), 3/2/2023	7,586,913
3,750,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 0.684%, 5/13/2024	3,755,012
6,755,000	[2]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 0.649% (3-month USLIBOR +0.530%), 9/15/2023	6,762,366
4,920,000	[2]	Duke Energy Progress LLC, Sr. Unsecd. Note, Series A, 0.335% (3-month USLIBOR +0.180%), 2/18/2022	4,920,113
4,595,000		Emera US Finance LP, Sr. Unsecd. Note, 144A, 0.833%, 6/15/2024	4,585,749
8,620,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	8,630,509
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	3,071,038
5,040,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	5,459,084
2,370,000	[2]	Florida Power & Light Co., Sr. Unsecd. Note, 0.512% (3-month USLIBOR +0.380%), 7/28/2023	2,370,116
3,530,000	[2]	Mississippi Power Co., Sr. Unsecd. Note, Series A, 0.350% (Secured Overnight Financing Rate +0.300%), 6/28/2024	3,534,305
3,385,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.750%, 1/21/2022	3,410,258
5,005,000	[2]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.420% (3-month USLIBOR +0.270%), 2/22/2023	5,005,704
1,430,000	[2]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.581% (Secured Overnight Financing Rate +0.540%), 3/1/2023	1,437,188
1,565,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.750%, 5/1/2025	1,668,413
5,440,000		OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	5,442,730
6,155,000		Oncor Electric Delivery Co. LLC, Sr. Unsecd. Note, Series WI, 0.550%, 10/1/2025	6,057,834
2,995,000	[2]	PPL Electric Utilities Corp., 0.380% (Secured Overnight Financing Rate +0.330%), 6/24/2024	2,996,378
7,145,000	[2]	PPL Electric Utilities Corp., Term Loan - 1st Lien, 0.396% (3-month USLIBOR +0.250%), 9/28/2023	7,146,534
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,556,180
5,000,000		Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	5,015,957
8,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	8,016,651
4,120,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	4,158,220
3,860,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	3,866,842
		TOTAL	115,691,822

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—1.1%
$ 2,775,000	[2]	Enbridge, Inc., Sr. Unsecd. Note, 0.435% (Secured Overnight Financing Rate +0.400%), 2/17/2023	$2,781,346
5,000,000		Enbridge, Inc., Sr. Unsecd. Note, 4.000%, 10/1/2023	5,338,224
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	8,108,762
10,000,000		ONE Gas, Inc., Sr. Unsecd. Note, 1.100%, 3/11/2024	10,003,176
1,520,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 0.625%, 4/28/2023	1,519,279
		TOTAL	27,750,787
		Utility - Natural Gas Distributor—0.2%
3,830,000	[2]	Southern California Gas Co., Sr. Unsecd. Note, 0.469% (3-month USLIBOR +0.350%), 9/14/2023	3,830,420
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,050,107,963)	1,064,867,216
		ASSET-BACKED SECURITIES—36.9%
		Auto Receivables—18.4%
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,067,820
2,322,956		AmeriCredit Automobile Receivables Trust 2018-1, Class B, 3.260%, 1/18/2024	2,335,498
3,000,000		AmeriCredit Automobile Receivables Trust 2020-1, Class D, 1.800%, 12/18/2025	3,078,449
2,000,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	2,064,543
1,760,000		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	1,782,178
2,000,000		AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	2,027,498
5,100,000		AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	5,113,405
4,500,000		AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	4,536,894
3,250,000		Canadian Pacer Auto Receivable 2018-2A, Class B, 3.630%, 1/19/2024	3,320,230
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class B, 2.000%, 7/21/2025	4,322,724
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class C, 2.490%, 5/19/2026	4,332,787
5,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	5,098,958
4,750,676		Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	4,763,970
7,000,000		Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	7,053,274
6,000,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	6,187,777
4,280,000		Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	4,315,468
1,900,000		Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,959,274
2,099,153		Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	2,106,494
2,825,000		Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	2,870,753
4,750,000		Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	4,792,808
3,175,000		Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	3,235,785
2,400,000		Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	2,403,927
1,900,000		Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	1,906,673
2,000,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	2,052,531
4,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	4,106,711
2,000,000		Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	2,056,154
3,000,000		Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	3,006,279
3,000,000		Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	3,061,661
6,000,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	6,068,500
5,000,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	5,118,010
3,804,000		General Motors 2019-2, Class C, 3.300%, 4/15/2026	4,005,102
3,000,000		General Motors 2020-1, Class B, 1.030%, 8/15/2025	3,026,187
1,500,000		General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,524,517
5,500,000		General Motors 2020-2, Class A, 0.690%, 10/15/2025	5,528,932
2,750,000		General Motors 2020-2, Class B, 0.960%, 10/15/2025	2,788,471
1,500,000		General Motors 2020-2, Class C, 1.310%, 10/15/2025	1,517,065
2,000,000		GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	2,013,051
2,625,000		GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	2,703,870

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 10,000,000		GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	$10,170,550
4,250,000		GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	4,263,396
3,500,000		GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	3,509,037
2,900,000		GM Financial Securitized Term 2018-1, Class C, 2.770%, 7/17/2023	2,939,957
3,000,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,098,506
2,000,000		GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	2,015,546
1,750,000		GM Financial Securitized Term 2020-3, Class C, 1.370%, 1/16/2026	1,787,859
1,100,000		GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,128,455
5,000,000		GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	5,014,105
6,685,000		Great America Leasing Receivables 2020-1 old, Class C, 2.120%, 2/15/2027	6,821,236
5,000,000		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,106,318
120,402		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	120,755
2,207,934		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	2,237,493
4,000,000		Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	4,021,635
3,000,000		Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.120%, 5/15/2024	3,055,011
2,000,000		Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	2,017,820
4,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	4,137,314
1,500,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	1,551,443
2,000,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	2,082,148
2,000,000		Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	2,025,718
5,000,000		Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	5,002,997
4,000,000	[2]	NextGear Floorplan Master Owner Trust 2018-2A, Class A1, 0.693% (1-month USLIBOR +0.600%), 10/15/2023	4,010,156
4,350,000		NextGear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	4,412,086
7,000,000		NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	7,063,778
10,000,000		NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	10,031,860
6,000,000	[2]	Nissan Master Owner Trust Receivables 2019-B, Class A, 0.523% (1-month USLIBOR +0.430%), 11/15/2023	6,017,534
3,750,000		Santander Consumer Auto Receiv 2021-AA, Class B, 0.710%, 8/17/2026	3,745,607
540,000		Santander Consumer Auto Receivable 2021-AA, Class C, 1.030%, 11/16/2026	539,151
2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	2,033,899
4,000,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	4,058,910
7,000,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	7,191,810
3,275,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	3,364,413
12,000,000		Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	12,231,914
3,165,000		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	3,219,119
15,000,000		Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	15,124,022
10,000,000		Santander Drive Auto Receivables Trust 2021-3, Class C, 0.950%, 9/15/2027	10,034,090
10,000,000		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	10,046,352
4,530,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	4,627,275
6,500,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	6,692,819
2,250,000		Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	2,273,042
6,750,000		Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	6,894,798
5,000,000		Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	5,020,011
6,400,000		Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	6,411,427
14,000,000		Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	14,023,451
596,692		Securitized Term Auto Receivables Trust 2019-1A, Class A3, 2.986%, 2/27/2023	602,616
10,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	10,040,353
4,870,000		Tesla Auto Lease Trust 2020-A, Class C, 1.680%, 2/20/2024	4,924,473
6,330,000		Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	6,426,546
9,000,000		Toyota Auto Loan Extended Note 2019-1A, Class A, 2.560%, 11/25/2031	9,515,036
2,689,373		Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	2,723,842

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 1,567,528		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	$1,583,850
5,000,000		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	5,020,820
4,000,000		Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	4,048,638
3,000,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	3,078,278
8,625,000		Volvo Financial Equipment LLC 2020-1A, Class A4, 0.600%, 3/15/2028	8,605,126
2,000,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,012,293
1,000,000		World Omni Auto Receivables Trust 2018-B, Class B, 3.170%, 1/15/2025	1,021,278
3,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	3,009,375
1,500,000		World Omni Auto Receivables Trust 2021-B C, Class C, 1.290%, 12/15/2027	1,506,920
1,800,000		World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	1,808,248
4,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	4,033,714
4,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	4,065,065
5,000,000		World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	5,050,688
5,722,978		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	5,772,959
1,096,087		World Omni Select Auto Trust 2020-A, Class A2, 0.470%, 6/17/2024	1,098,886
3,000,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	3,003,356
3,750,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	3,807,677
		TOTAL	447,189,088
		Credit Card—6.8%
9,914,000	[2]	American Express Credit Account Master Trust 2018-5, Class B, 0.643% (1-month USLIBOR +0.550%), 12/15/2025	10,002,752
3,000,000	[2]	American Express Credit Account Master Trust 2018-7, Class B, 0.663% (1-month USLIBOR +0.570%), 2/17/2026	3,009,554
13,000,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	13,069,946
8,000,000		Bank of America Credit Card Trust 2019-A1, Class A1, 1.740%, 1/15/2025	8,144,266
8,150,000		Bank of America Credit Card Trust 2021-A1, Class A, 0.440%, 9/15/2026	8,112,533
10,000,000	[2]	Barclays Dryrock Issuance Trust 2018-1, Class A, 0.423% (1-month USLIBOR +0.330%), 7/15/2024	10,016,307
3,700,000		Capital One Multi-Asset Execution Trust 2019-A2, Class A2, 1.720%, 8/15/2024	3,764,004
14,400,000		Cards II Trust 2021-1A, Class A, 0.602%, 4/15/2027	14,417,418
6,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	5,997,646
7,000,000	[2]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.444% (1-month USLIBOR +0.340%), 6/7/2025	7,040,200
5,000,000	[2]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.453% (1-month USLIBOR +0.360%), 4/15/2025	5,026,111
13,800,000	[2]	Discover Card Execution Note Trust 2018-A6, Class A6, 0.483% (1-month USLIBOR +0.390%), 3/15/2026	13,843,395
3,000,000		Evergreen Credit Card Trust 2019-3, Class B, 2.360%, 10/16/2023	3,017,192
3,000,000		Evergreen Credit Card Trust 2019-3, Class C, 2.710%, 10/16/2023	3,018,690
1,900,000		Evergreen Credit Card Trust Series 2019-2 C, Class C, 2.620%, 9/15/2024	1,950,444
6,000,000	[2]	First National Master Note Trust 2018-1, Class A, 0.553% (1-month USLIBOR +0.460%), 10/15/2024	6,011,806
7,700,000	[2]	Golden Credit Card Trust 2017-4A, Class A, 0.613% (1-month USLIBOR +0.520%), 7/15/2024	7,744,788
1,500,000	[2]	Master Credit Card Trust 2018-1A, Class A, 0.575% (1-month USLIBOR +0.490%), 7/21/2024	1,510,986
4,500,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	4,691,493
1,832,000		Master Credit Card Trust 2020-1A, Class B, 2.270%, 9/21/2024	1,890,209
5,250,000		Master Credit Card Trust 2020-1A, Class C, 2.590%, 9/21/2024	5,372,131
20,000,000		Master Credit Card Trust 2021-1A, Class A, 0.530%, 11/21/2025	20,028,930
2,450,000		Master Credit Card Trust 2021-1A, Class B, 0.790%, 11/21/2025	2,450,661
4,900,000		Trillium Credit Card Trust II 2020-1A, Class C, 2.628%, 12/26/2024	4,928,872
		TOTAL	165,060,334
		Equipment Lease—3.8%
4,000,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	4,168,076
4,000,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	4,148,173
3,325,000		CNH Equipment Trust 2021-B, Class B, 0.900%, 1/16/2029	3,332,814
5,000,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	5,050,398
3,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	3,043,566

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 3,250,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	$3,303,126
2,500,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	2,657,166
1,000,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	1,015,757
2,000,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	2,039,651
6,000,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	6,038,097
4,750,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	4,886,015
5,000,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	5,122,084
1,000,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	1,010,088
3,700,000		Great America Leasing Receivables 2018-1, Class C, 3.140%, 6/16/2025	3,732,018
4,000,000		Great America Leasing Receivables 2019-1, Class C, 3.540%, 2/17/2026	4,176,817
860,000		Great America Leasing Receivables 2020-1, Class A3, 1.760%, 8/15/2023	872,303
2,085,000		Great America Leasing Receivables 2021-1, Class C, 0.920%, 12/15/2027	2,082,396
1,250,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	1,277,766
7,000,000		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	7,163,530
3,500,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	3,633,543
5,000,000		HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	5,009,501
3,900,000		HPEFS Equipment Trust 2021-2A, Class C, 0.880%, 9/20/2028	3,906,753
2,800,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	2,804,372
2,000,000		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	2,038,998
2,111,750		Kubota Credit Owner Trust 2020-2A, Class A2, 0.410%, 6/15/2023	2,116,897
3,178,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	3,175,893
3,650,000		Volvo Financial Equipment LLC 2019-1A, Class B, 3.260%, 1/16/2024	3,741,139
		TOTAL	91,546,937
		Financial Institution - Banking—0.3%
5,500,000		JPMorgan Chase Bank, NA - CACLN 2021-2, Class B, 0.889%, 12/26/2028	5,508,915
1,500,000		JPMorgan Chase Bank, NA - CACLN 2021-2, Class E, 2.280%, 12/26/2028	1,503,564
		TOTAL	7,012,479
		Home Equity Loan—0.0%
7,723	[2]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.573% (1-month USLIBOR +0.480%), 1/15/2028	6,763
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	199,140
328,248	[3]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	205,903
		Other—7.6%
2,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	2,041,273
2,000,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	2,060,033
3,800,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,939,953
1,000,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/16/2032	1,014,792
1,000,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/16/2032	1,036,609
1,950,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,958,093
2,000,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	2,008,547
17,000,000		DLLAD LLC 2021-1A, Class A3, 0.640%, 9/21/2026	17,004,781
49,340		Enterprise Fleet Financing LLC 2018-2, Class A2, 3.140%, 2/20/2024	49,500
5,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	5,176,711
5,100,000		Enterprise Fleet Financing LLC 2020-1, Class A3, 1.860%, 12/22/2025	5,263,412
1,110,511	[2]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.769% (1-month USLIBOR +0.680%), 10/25/2035	1,113,288
4,501,754		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	4,719,889
4,537,281		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	4,587,673
3,544,941		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	3,589,745
9,794,399		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	9,875,386
4,000,000	[2]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.039% (1-month USLIBOR +0.950%), 7/25/2025	4,023,614

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 3,480,000	[2]	Navistar Financial Dealer Note Master Trust 2020-1, Class C, 2.239% (1-month USLIBOR +2.150%), 7/25/2025	$3,518,714
1,318,000	[2]	Navistar Financial Dealer Note Master Trust 2020-1, Class D, 2.989% (1-month USLIBOR +2.900%), 7/25/2025	1,319,301
4,250,000		PFS Financing Corp. 2018-F, Class B, 3.770%, 10/15/2023	4,289,175
3,000,000	[2]	PFS Financing Corp. 2019-B, Class A, 0.643% (1-month USLIBOR +0.550%), 9/15/2023	3,015,552
2,300,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,360,792
5,000,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	5,068,043
6,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	6,101,169
3,120,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	3,157,969
1,525,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	1,551,079
5,000,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	5,023,596
2,000,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	2,012,134
17,500,000		PFS Financing Corp. 2021-B, Class A, 0.775%, 8/17/2026	17,572,226
2,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/17/2026	2,506,863
1,510,220		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	1,576,248
3,130,415		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	3,162,322
77,550	[2]	SLM Student Loan Trust 2011-2, Class A1, 0.689% (1-month USLIBOR +0.600%), 11/25/2027	77,722
269,871	[2]	Social Professional Loan Program LLC 2017-A, Class A1, 0.789% (1-month USLIBOR +0.700%), 3/26/2040	271,592
186,901	[2]	Social Professional Loan Program LLC 2017-E, Class A1, 0.589% (1-month USLIBOR +0.500%), 11/26/2040	187,861
215,731	[2]	Social Professional Loan Program LLC 2018-A, Class A1, 0.439% (1-month USLIBOR +0.350%), 2/25/2042	216,430
122,670		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	122,676
383,285		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	386,108
3,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	3,062,792
1,479,178	[2]	State Board of Regents of the State of Utah 2016-1, Class A, 0.839% (1-month USLIBOR +0.750%), 9/25/2056	1,482,875
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,122,275
2,000,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	2,064,108
2,227,905		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	2,262,967
3,000,000		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	3,053,873
7,500,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	7,720,732
4,250,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	4,358,704
6,500,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	6,574,997
10,200,000		Verizon Owner Trust 2020-C, Class B, 0.670%, 4/21/2025	10,261,282
4,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	4,029,386
		TOTAL	183,954,862
		Rate Reduction Bond—0.0%
156,225		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	158,042
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $886,290,168)	895,127,645
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.1%
		Federal Home Loan Mortgage Corporation—2.3%
341		Federal Home Loan Mortgage Corp. REMIC, Series 1686, Class PJ, 5.000%, 2/15/2024	351
5,864		Federal Home Loan Mortgage Corp. REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	6,503
22,771		Federal Home Loan Mortgage Corp. REMIC, Series 2647, Class A, 3.250%, 4/15/2032	24,188
16,918		Federal Home Loan Mortgage Corp. REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	17,744
9,088		Federal Home Loan Mortgage Corp. REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	9,457
479,974	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3117, Class FE, 0.393% (1-month USLIBOR +0.300%), 2/15/2036	482,104
52,611	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 0.553% (1-month USLIBOR +0.460%), 2/15/2034	53,173
144,465	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 0.493% (1-month USLIBOR +0.400%), 7/15/2036	145,701
67,165	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 0.843% (1-month USLIBOR +0.750%), 7/15/2036	68,579
253,372	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 1.003% (1-month USLIBOR +0.910%), 7/15/2037	259,353
6,542,797	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class F, 0.423% (1-month USLIBOR +0.330%), 4/15/2041	6,578,880

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 9,905,316	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5031, Class FB, 0.350% (Secured Overnight Financing Rate +0.300%), 4/25/2041	$9,923,070
10,312,364		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 3/25/2053	10,495,753
9,998,358	[2]	Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 0.361% (1-month USLIBOR +0.260%), 11/25/2030	9,998,358
17,500,000	[2]	Federal Home Loan Mortgage Corp. REMIC, Series KF97, Class AS, 0.277% (30-DAY AVERAGE SOFR +0.250%), 12/25/2030	17,486,016
86,276		Federal Home Loan Mortgage Corp. REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	108,413
		TOTAL	55,657,643
		Federal National Mortgage Association—0.6%
5		Federal National Mortgage Association REMIC, Series 1991-141, Class PZ, 8.000%, 10/25/2021	5
1,401		Federal National Mortgage Association REMIC, Series 1992-162, Class D, 7.000%, 9/25/2022	1,440
2,386	[2]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.749% (10-year Constant Maturity Treasury +48.285%), 7/25/2023	2,503
265	[2]	Federal National Mortgage Association REMIC, Series 1993-179, Class FO, 4.000% (3-month Constant Maturity Treasury +0.700%), 10/25/2023	272
927		Federal National Mortgage Association REMIC, Series 1993-32, Class H, 6.000%, 3/25/2023	959
48,861		Federal National Mortgage Association REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	53,624
29,604	[2]	Federal National Mortgage Association REMIC, Series 2002-52, Class FG, 0.589% (1-month USLIBOR +0.500%), 9/25/2032	29,902
5,247		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	5,527
115,161	[2]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 0.519% (1-month USLIBOR +0.430%), 6/25/2036	116,171
584,477	[2]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 0.539% (1-month USLIBOR +0.450%), 7/25/2037	591,132
73,606	[2]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.089% (1-month USLIBOR +1.000%), 6/25/2037	75,605
5,426	[2]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 0.889% (1-month USLIBOR +0.800%), 5/25/2039	5,436
12,240	[2]	Federal National Mortgage Association REMIC, Series 2009-63,Class FB, 0.589% (1-month USLIBOR +0.500%), 8/25/2039	12,381
160,579	[2]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 0.939% (1-month USLIBOR +0.850%), 4/25/2037	164,611
241,726	[2]	Federal National Mortgage Association REMIC, Series 2010-74, Class AF, 0.629% (1-month USLIBOR +0.540%), 7/25/2037	245,081
170,500	[2]	Federal National Mortgage Association REMIC, Series 2011-17, Class FP, 0.539% (1-month USLIBOR +0.450%), 3/25/2041	171,274
1,432,375	[2]	Federal National Mortgage Association REMIC, Series 2012-1, Class PF, 0.489% (1-month USLIBOR +0.400%), 2/25/2042	1,445,043
4,390,886	[2]	Federal National Mortgage Association REMIC, Series 2016-24, Class FG, 0.439% (1-month USLIBOR +0.350%), 5/25/2046	4,420,445
1,057,085	[2]	Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 0.439% (1-month USLIBOR +0.350%), 4/25/2047	1,062,295
5,290,169	[2]	Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 0.389% (1-month USLIBOR +0.300%), 10/25/2060	5,310,168
6		Federal National Mortgage Association REMIC, Series G92-44, Class ZQ, 8.000%, 7/25/2022	6
196		Federal National Mortgage Association REMIC, Series G92-54, Class ZQ, 7.500%, 9/25/2022	200
		TOTAL	13,714,080
		Government National Mortgage Association—0.2%
2,334,010	[2]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 0.629% (1-month USLIBOR +0.540%), 7/20/2063	2,343,606
3,087,550	[2]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 0.639% (1-month USLIBOR +0.550%), 7/20/2063	3,098,027
		TOTAL	5,441,633
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $74,581,297)	74,813,356
		U.S. TREASURIES—2.7%
		U.S. Treasury Notes—2.7%
10,000,000	[2]	United States Treasury Floating Rate Notes, 0.350% (91-day T-Bill +0.300%), 8/3/2021	10,007,130
40,000,000		United States Treasury Note, 2.125%, 2/29/2024	41,902,744
12,000,000	[4]	United States Treasury Note, 2.500%, 2/28/2026	13,011,469
		TOTAL U.S. TREASURIES (IDENTIFIED COST $61,886,407)	64,921,343
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.0%
		Commercial Mortgage—2.0%
5,000,000	[2]	BHMS Mortgage Trust 2018-ATLS, Class A, 1.343% (1-month USLIBOR +1.250%), 7/15/2035	5,003,137

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$ 10,000,000	[2]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 1.493% (1-month USLIBOR +1.400%), 11/15/2036	$10,015,635
4,000,000	[2]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.119% (1-month USLIBOR +1.030%), 12/19/2030	3,998,861
8,550,000	[2]	DBWF Mortgage Trust 2018-GLKS, Class B, 1.439% (1-month USLIBOR +1.350%), 12/19/2030	8,547,575
12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	12,648,840
4,849,803	[2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.890% (1-month USLIBOR +0.790%), 4/10/2046	4,892,745
4,386,210	[2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.291% (1-month USLIBOR +1.200%), 6/15/2045	4,392,744
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $48,686,978)	49,499,537
		NON-AGENCY MORTGAGE-BACKED SECURITIES—0.7%
		Non-Agency Mortgage—0.7%
2,892		Banc of America Mortgage Securities 2003-B, Class 2A2, 3.682%, 3/25/2033	2,915
3,752		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	3,862
2,695,563	[2]	Gosforth Funding PLC 2018-1A, Class A1, 0.597% (3-month USLIBOR +0.450%), 8/25/2060	2,699,504
4,000,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	4,094,588
123,162		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 7.839%, 9/25/2034	110,843
816,017		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	814,614
273,517		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	273,077
737,768		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	737,244
6,776,000	[2]	Silverstone Master Issuer 2018-1A, Class 1A, 0.524% (3-month USLIBOR +0.390%), 1/21/2070	6,784,707
40,480		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	43,292
242,371	[2]	Washington Mutual 2006-AR15, Class 1A, 0.947% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	219,173
265,277	[2]	Washington Mutual 2006-AR17, Class 1A, 0.937% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	250,925
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $15,980,516)	16,034,744
		FOREIGN GOVERNMENTS/AGENCY—0.1%
		Supranational—0.1%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,999,816)	3,006,145
	[2]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
227,952		FHLMC ARM, 2.160%, 3/1/2033	239,424
1,649		FHLMC ARM, 5.343%, 11/1/2030	1,799
		TOTAL	241,223
		Federal National Mortgage Association—0.0%
100,281		FNMA ARM, 1.517%, 5/1/2040	102,707
20,219		FNMA ARM, 1.518%, 5/1/2040	20,715
282,878		FNMA ARM, 1.593%, 8/1/2033	286,238
11,846		FNMA ARM, 2.101%, 10/1/2027	11,988
101,568		FNMA ARM, 2.166%, 4/1/2028	102,979
194,639		FNMA ARM, 2.445%, 5/1/2034	202,325
		TOTAL	726,952
		Government National Mortgage Association—0.0%
280		GNMA ARM, 2.000%, 1/20/2022	280
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $950,728)	968,455
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
135		Federal Home Loan Mortgage Corp., Pool C90493, 6.500%, 11/1/2021	135
		Federal National Mortgage Association—0.0%
38,596		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	45,620

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—0.0%
$ 2,874	Government National Mortgage Association, Pool 354754, 7.500%, 2/15/2024	$3,002
3,277	Government National Mortgage Association, Pool 423843, 8.500%, 8/15/2026	3,633
	TOTAL	6,635
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $47,207)	52,390
	INVESTMENT COMPANIES—11.3%
5,246,683	Bank Loan Core Fund	50,630,490
2,697,250	Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[5]	2,697,250
135,885,938	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5]	135,940,292
7,956,572	High Yield Bond Core Fund	50,922,058
3,470,351	Mortgage Core Fund	34,460,589
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $272,767,910)	274,650,679
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $2,414,298,990)	2,443,941,510
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[6]	(16,052,345)
	TOTAL NET ASSETS—100%	$2,427,889,165
At July 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Short Futures:
[7]United States Treasury Notes 5-Year Short Futures	150	$18,666,797	September 2021	$(114,574)
[7]United States Treasury Notes 10-Year Short Futures	150	$20,167,969	September 2021	$(412,852)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(527,426)
The average notional value of short contracts held by the Fund throughout the period was $35,297,363. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2021, were as follows:
Affiliates	Value as of 4/30/2021	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$44,404,012	$6,248,116	$—
Federated Hermes Government Obligations Fund, Premier Shares*	$2,972,550	$8,223,430	$(8,498,730)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$187,406,259	$215,574,615	$(267,067,650)
High Yield Bond Core Fund	$49,922,639	$683,993	$—
Mortgage Core Fund	$34,331,273	$197,925	$—
TOTAL OF AFFILIATED TRANSACTIONS	$319,036,733	$230,928,079	$(275,566,380)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 7/31/2021	Shares Held as of 7/31/2021	Dividend Income
$(21,638)	$—	$50,630,490	5,246,683	$498,115
N/A	N/A	$2,697,250	2,697,250	$329
$15,074	$11,994	$135,940,292	135,885,938	$13,242
$315,426	$—	$50,922,058	7,956,572	$683,994
$(68,609)	$—	$34,460,589	3,470,351	$197,924
$240,253	$11,994	$274,650,679	155,256,794	$1,393,604

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$2,638,421	$2,697,250

2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,064,867,216	$—	$1,064,867,216
Asset-Backed Securities	—	895,127,645	0	895,127,645
Collateralized Mortgage Obligations	—	74,813,356	—	74,813,356
U.S. Treasuries	—	64,921,343	—	64,921,343
Commercial Mortgage-Backed Securities	—	49,499,537	—	49,499,537
Non-Agency Mortgage-Backed Securities	—	16,034,744	—	16,034,744
Foreign Governments/Agency	—	3,006,145	—	3,006,145
Adjustable Rate Mortgages	—	968,455	—	968,455
Mortgage-Backed Securities	—	52,390	—	52,390
Investment Companies	274,650,679	—	—	274,650,679
TOTAL SECURITIES	$274,650,679	$2,169,290,831	$0	$2,443,941,510
Other Financial Instruments:[1]
Liabilities	$(527,426)	$—	$—	$(527,426)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(527,426)	$—	$—	$(527,426)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate